Employee Benefits - Amounts Recognized on Balance Sheet and Amounts Recognized in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized on the balance sheet
Noncurrent liabilities	$ (22,112)	$ (26,166)
Pension
Amounts recognized on the balance sheet
Noncurrent assets	21	2
Current liabilities	(63)	(88)
Noncurrent liabilities	(2,314)	(6,363)
Total	(2,356)	(6,449)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Cost (Benefit)	404	443
Total	404	443
Health Care and Life
Amounts recognized on the balance sheet
Noncurrent assets	0	0
Current liabilities	(637)	(639)
Noncurrent liabilities	(17,704)	(17,648)
Total	(18,341)	(18,287)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Cost (Benefit)	(5,667)	(6,072)
Total	$ (5,667)	$ (6,072)